      As filed with the Securities and Exchange Commission on June 6, 1997
                                                      Registration Nos. 33-22884
                                                                        811-5577
==============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

                         Pre-Effective Amendment No.                   / /

                       Post-Effective Amendment No. 21                 /X/

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                              Amendment No. 23                         /X/

                          ----------------------------

                             The Glenmede Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-442-8299

                             Michael P. Malloy, Esq.
                                    Secretary
                           Drinker Biddle & Reath LLP
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

       It is proposed that this filing will become effective (check appropriate box)

       [ ] immediately upon filing pursuant to paragraph (b)

       [ ] on (date) pursuant to paragraph (b)

       [X] 60 days after filing pursuant to paragraph (a)(i)

       [ ] on (date) pursuant to paragraph (a)(i)

       [ ] 75 days after filing pursuant to paragraph (a)(ii)

       [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

       If appropriate, check the following box:

       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       Registrant has previously registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section (a)(1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1996 was filed with the Securities and Exchange Commission on December 30, 1996.
 ==============================================================================

                             THE GLENMEDE FUND, INC.

                      Institutional International Portfolio
                                 Class A Shares


                              CROSS REFERENCE SHEET

                             Pursuant to Rule 485(a)
                        under the Securities Act of 1933


Form N-1A Item Number                                  Location
----------------------                                -----------
Part A                                                 Prospectus Caption
-------                                               ---------------------
1. Cover Page.........................................Cover Page

2. Synopsis...........................................Expenses of the Portfolios

3. Condensed Financial Information....................Financial Highlights;
                                                      Performance Calculations

4. General Description of Registrant..................Cover Page; Investment
                                                      Objectives and Policies;
                                                      Investment Techniques; Risk Factors;
                                                      Investment Limitations;
                                                      General Information

5. Management of the Fund.............................Investment Advisor; Administrative,
                                                      Transfer Agency and Dividend Paying
                                                      Services; How to Invest in Class A Shares;
                                                      How to Redeem Class A Shares

6. Capital Stock and Other Securities.................How to Invest in Class A Shares;
                                                      How to Redeem Class A Shares; Dividends,
                                                      Capital Gains Distributions and Taxes;
                                                      General Information

7. Purchase of Securities Being Offered...............How to Invest in Class A Shares;
                                                      How to Redeem Class A Shares

8. Redemption or Repurchase...........................How to Invest in Class A Shares;
                                                      How to Redeem Class A Shares

9. Pending Legal Proceedings..........................Not Applicable


                             THE GLENMEDE FUND, INC.
                   One South Street, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
                                 (800) 553-8080
--------------------------------------------------------------------------------
                         Prospectus - ___________, 1997


INVESTMENT OBJECTIVES


The Glenmede Fund, Inc., a Maryland corporation (the "Fund"), is an open-end management investment company. The Fund consists of nine series of shares, each of which has different investment objectives and policies. The securities offered hereby are shares of one class of one of these series, Flag Investors Series Class A Shares of the Institutional International Portfolio (the "Portfolio").

The objective of the Portfolio is to provide maximum long-term total return consistent with reasonable risk to principal. The Portfolio seeks to achieve its objective by investing primarily in common stocks and other equity securities of companies located outside the United States. The net asset value of the Flag Investors Series Class A Shares will fluctuate.


         Total return consists of income (dividend and/or interest income from portfolio securities) and capital gains and losses, both realized and unrealized, from portfolio securities.

         Shares of the Portfolio are subject to investment risks, including the possible loss of principal, are not bank deposits and are not endorsed by, insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, The Glenmede Corporation or any of its affiliates or any other governmental agency or bank.


Flag Investors Series Class A Shares of the Portfolio ("Class A Shares") are available through Alex. Brown & Sons Incorporated ("Alex. Brown" or the "Distributor"), as well as through Participating Dealers and Shareholder Servicing Agents. (See "How to Invest in Class A Shares.")


ABOUT THIS PROSPECTUS


         This Prospectus, which should be retained for future reference, sets forth certain information that you should know before you invest. A Statement of Additional Information ("SAI") containing additional information about the Class A Shares of the Portfolio has been filed with the Securities and Exchange Commission (the "SEC"). The SAI dated _____________, 1997, as amended or supplemented from time to time, is incorporated by reference into this Prospectus. The 1996 Annual Report to Shareholders contains additional investment and performance information about the Portfolio. A copy of the SAI and the 1996 Annual Report may be obtained, without charge, by writing to the Fund at the address shown above or by calling the Fund at the telephone number shown above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

         FEE TABLE..............................................................................................  1

         PERFORMANCE CALCULATIONS...............................................................................  2

         INVESTMENT OBJECTIVES AND POLICIES.....................................................................  3

         INVESTMENT TECHNIQUES..................................................................................  4

         RISK FACTORS...........................................................................................  7

         INVESTMENT LIMITATIONS.................................................................................  9

         HOW TO INVEST IN CLASS A SHARES........................................................................ 11

         HOW TO REDEEM CLASS A SHARES........................................................................... 17

         TELEPHONE TRANSACTIONS................................................................................. 18

         DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES....................................................... 19

         INVESTMENT ADVISOR..................................................................................... 22

         GENERAL INFORMATION.................................................................................... 23

         DISTRIBUTOR............................................................................................ 24

         ADMINISTRATIVE, TRANSFER AGENCY AND DIVIDEND PAYING SERVICES........................................... 26

         APPLICATION........................................................................................... A-1

                                    FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES FOR FLAG INVESTORS SERIES CLASS
A SHARES:

Maximum Sales Charge Imposed on Purchases (as a
  percentage of offering price)....................................................................      4.50%*
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)..............................................................      None
Maximum Deferred Sales Charge (as a percentage of
  original purchase price or redemption proceeds,
  whichever is lower)..............................................................................       .50%*

ANNUAL PORTFOLIO OPERATING EXPENSES: (as a percentage of average daily net assets)

Investment Advisory Fees...........................................................................       .75%
Administration Fees................................................................................       .14%
12b-1 Fees.........................................................................................       .25%
Other Expenses.....................................................................................       .34%
                                                                                                          ----
Total Portfolio Operating Expenses.................................................................      1.48%
                                                                                                         =====
---------------------

 * Purchases of $1 million or more by persons not otherwise eligible for sales load waivers are not subject to an initial sales charge; however, a contingent deferred sales charge of .50% may be imposed upon redemption. (See "How To
         Invest in Class A Shares - Offering Price.")

Example:                                                                          1 year  3 years  5 years  10 years
-------                                                                           ------  -------  -------  --------

You would pay the  following  expenses on a $1,000
  investment assuming (1) 5% annual return and
  (2) redemption at the end of each time period:*...............................    $59     $90      $122     $214
                                                                                    ---     ---      ----     ----
---------------

*THE EXAMPLE IS BASED ON TOTAL PORTFOLIO OPERATING EXPENSES.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         The purpose of the foregoing table is to describe the various costs and expenses that an investor in Class A Shares of the Portfolio will bear directly and indirectly. A person who purchases Class A Shares through a financial institution may be charged separate fees by the financial institution. (For more complete descriptions of the various costs and expenses, see "How

To Invest in Class A Shares -- Offering Price," "Investment Advisor," and "Distributor.")

         The rules of the SEC require that the maximum sales charge (in the Class A Shares' case, 4.50% of the offering price) be reflected in the above table. However, certain investors may qualify for reduced sales charges. (See "How To Invest in Class A Shares - Offering Price.") Due to the continuous nature of Rule 12b-1 fees, long-term holders of Class A Shares may pay more than the equivalent of the maximum front-end sales charges permitted by the Current Rules of the National Association of Securities Dealers, Inc. ("NASD Rules"). The foregoing table has not been audited by ___________, the Fund's independent auditors.

                            PERFORMANCE CALCULATIONS

         The Portfolio may advertise or quote total return data from time to time for the Class A Shares. Total return will be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the Portfolio over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made by the Portfolio with respect to Class A Shares during the period are reinvested in Class A Shares.

         On ________ 1997, the Portfolio began to offer Class A Shares. Class A Shares, unlike the Institutional Shares, the other class of shares issued by the Portfolio, have a 4.50% maximum sales load and are subject to an annual .25% fee payable pursuant to the distribution plan. Performance of the Class A Shares prior to ____, 1997 is represented by performance of the Institutional Shares and has been restated to reflect the impact of the sales charge, but not the
 .25% distribution plan fees or any other differences in expenses. If distribution plan fees and those other expeneses had been reflected, performance would be reduced.

         The Portfolio may compare its total return of the Class A Shares to that of other investment companies with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc.

("Lipper") and the Morgan Stanley Capital International EAFE Index. Total return and other performance data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Portfolio.

         Performance quotations will represent past performance and should not be considered as representative of future results. Since performance will fluctuate, performance data for the Portfolio should not be used to compare an investment in the Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield/return for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in the Portfolio, portfolio maturity, operating expenses and market conditions. Any management fees charged by The Glenmede Trust Company (the "Advisor") or institutions to their clients will not be included in the Portfolio's calculations of total return.



                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of the Portfolio is not fundamental and may be changed by the Board members without shareholder approval.

         The objective of the Portfolio is to provide maximum, long-term total return consistent with reasonable risk to principal. The Portfolio seeks to achieve its objective by investing primarily in common stocks and other equity securities of companies located outside the United States. The Portfolio is expected to diversify its investments across companies located in a number of foreign countries, which may include, but are not limited to, Japan, the United Kingdom, Germany, France, Switzerland, the Netherlands, Sweden, Australia, Hong Kong and Singapore. The Portfolio will invest an aggregate of at least 65% of its total assets in the securities of companies (other than investment companies) in at least three different countries, other than the United States.

         The securities which the Portfolio may purchase include the following: common stocks of companies located outside the U.S.; shares of closed-end investment companies which invest chiefly in the shares of companies located outside the U.S. (such shares will be purchased by the Portfolio within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act")); U.S. or foreign securities convertible into foreign common stock; and American Depositary Receipts ("ADRs") which are U.S. domestic securities representing ownership rights in foreign companies.

         The Portfolio also may enter into forward currency exchange contracts only in order to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities; it may not enter into such contracts for speculative purposes. See "Investment Techniques--Forward Foreign Currency Exchange Contracts."

         The Portfolio intends to remain, for the most part, fully invested in equity securities of companies located outside of the United States. However, the Portfolio may invest a portion of its assets (up to 20% under normal circumstances) in the following fixed income and money market securities: obligations of the U.S. Government and its guaranteed or sponsored agencies, including shares of open-end or closed-end investment companies which invest in such obligations (such shares will be purchased within the limits prescribed by the 1940 Act and would subject a shareholder of the Portfolio to expenses of the other investment company in addition to the expenses of the Portfolio); short-term money market instruments issued in the U.S. or abroad, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers acceptances, commercial paper rated A-1 by Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or in equivalent money market securities; and high quality fixed income securities denominated in U.S. dollars, any foreign currency, or a multi-national currency unit such as the European Currency Unit.

                              INVESTMENT TECHNIQUES

         Repurchase Agreements. The Portfolio may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Under normal circumstances, however, the Portfolio will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of its total assets to be subject to repurchase agreements. The Portfolio would generally enter into repurchase transactions to invest cash reserves and for temporary defensive purposes.

         In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Advisor currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. The Fund's administrator and the Advisor will mark-to-market daily the value of the securities purchased, and the Advisor will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Advisor will consider the creditworthiness of a seller in determining whether the Portfolio should enter into a repurchase agreement, and the Portfolio will only enter into repurchase agreements with banks and dealers which are determined to present minimal credit risk by the Advisor under procedures adopted by the Board of Directors.

         In effect, by entering into a repurchase agreement, the Portfolio is lending its funds to the seller at the agreed upon interest rate and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of them. Default by the seller would also expose the Portfolio to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities.

         Lending of Securities. The Portfolio may lend its portfolio securities with a value up to one-third of its total assets to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will be made only to borrowers deemed by the Advisor to be of good standing.

         "When Issued," "Delayed Settlement," and "Forward Delivery" Securities. The Portfolio may purchase and sell securities on a "when issued," "delayed settlement" or "forward delivery" basis. "When issued" or "forward delivery" refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When issued or forward delivery transactions may be expected to occur one month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio in a when issued, delayed settlement or forward delivery transaction until the Portfolio receives payment or delivery from the other party to the transaction. The Portfolio will maintain a separate account of cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

         The Portfolio will engage in when issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Portfolio engages in when issued, delayed settlement or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purposes of speculation. The Portfolio's when issued, delayed settlement and forward delivery commitments are not expected to exceed 25% of its total assets absent unusual market circumstances, and the Portfolio will only sell securities on such a basis to offset securities purchased on such a basis.

         Borrowing. As a temporary measure for extraordinary or emergency purposes, the Portfolio may borrow money from banks. However, the Portfolio will not borrow money for speculative purposes.

         Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts in connection with the purchase and sale of investment securities; such contracts may not be used for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Portfolio, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Portfolio's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

         Depositary Receipts. The Portfolio may purchase sponsored or unsponsored ADRs. ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Portfolio's investment policies, the Portfolio's investments in Depositary receipts will be deemed to be investments in the underlying securities.

         Illiquid Securities. The Portfolio will not invest more than 10% of net assets in securities that are illiquid. Illiquid securities are difficult to sell promptly at an acceptable price.

         Unless specified above and except as described under "Investment Limitations," the foregoing investment policies are not fundamental and the Board may change such policies without shareholder approval.

                                  RISK FACTORS

         All investments involve risk and there can be no guarantee against loss resulting from an investment in the Portfolio, nor can there be any assurance that the Portfolio's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Portfolio can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Portfolio's securities, including general economic conditions, market factors and currency exchange rates. An investment in the Portfolio is not intended as a complete investment program.

         Foreign Securities. The Portfolio has the right to purchase securities in any foreign country, developed or underdeveloped. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Investing in the securities of foreign companies involve special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries, and potential restrictions on the flow of international capital. Moreover, the dividends payable on the Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Also, changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities in the Portfolio which are denominated or quoted in currencies other than the U.S. dollar. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

         There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories.



                             INVESTMENT LIMITATIONS

         The Portfolio will not:

         (a) With respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (b) Purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (c) Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of its total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

         (d) Pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of the Portfolio's total assets, at fair market value, except as described in this Prospectus and the SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Portfolio's assets or the purchase of any securities on margin for purposes of this investment limitation;

         (e) Issue senior securities, except that the Portfolio may borrow money in accordance with investment limitation purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements; and

         (f) Borrow money, except that the Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation).

         With respect to investment limitation (c), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause
(i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction. If the Portfolio's borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less. The Portfolio's borrowings including reverse repurchase agreements and securities purchased on a when-issued, delayed settlement or forward delivery basis may not exceed 33 1/3% of its total net assets.

         The investment limitations described here and in the SAI are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding shares (as defined in the 1940 Act) of the Portfolio.
                                       10

                         HOW TO INVEST IN CLASS A SHARES

         Class A Shares may be purchased from the Distributor through any securities dealer that has entered into a dealer agreement with the Distributor ("Participating Dealer") or through any financial institution that has entered into a shareholder servicing agreement with the Fund ("Shareholder Servicing Agent"). Class A Shares may also be purchased by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price, to the address shown on the Application Form.

         The minimum initial investment is $2,000, and the minimum initial investment for participants in the Fund's Automatic Investing Plan for Class A Shares is $250. Each subsequent investment must be at least $100, except that the minimum subsequent investment under the Fund's Automatic Investing Plan for Class A Shares is $250 for quarterly investments and $100 for monthly investments. (See "Purchases Through Automatic Investing Plan" below.) There is no minimum investment requirement for qualified retirement plans (i.e., 401(k) plans or pension and profit sharing plans). IRA accounts are, however, subject to the $2,000 minimum initial investment requirement. There is no minimum investment requirement for spousal IRA accounts.

         The Fund reserves the right to suspend the sale of Class A Shares at any time at the discretion of the Distributor and the Advisor. Purchase orders for Class A Shares will be executed at a per share purchase price equal to the net asset value next determined after receipt of the purchase order by the Fund's transfer agent (the "Transfer Agent") plus any applicable front-end sales charge (the "Offering Price") on the date such net asset value is determined (the "Purchase Date"). Purchases made by mail must be accompanied by payment of the Offering Price. Purchases made through the Distributor, a Participating Dealer or Shareholder Servicing Agent must be in proper order in accordance with such entity's payment procedures. The Distributor may, in its sole discretion, refuse to accept any purchase order.

         The net asset value per Class A Share is calculated by dividing the total value of all assets held by the Portfolio attributable to Class A Shares, less liabilities attributable to Class A Shares, by the number of then outstanding Class A Shares. The Class A Shares' net asset value per share is determined as of the close of regular trading hours of the Exchange on each day that the Exchange is open for business and the Portfolio receives an order to purchase or redeem its shares ("Business Day"). Currently the Exchange is closed on weekends and the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (or the days on which they are observed). One or more pricing services may be used to provide securities valuations in connection with the determination of the net asset value of the Class A Shares.

         Equity securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price as of the close of that exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued not in excess of the asked prices or less than the bid prices. The value of securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.

         The Fund reserves the right, in its sole discretion, to suspend the offering of Class A Shares or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund.

         Purchases of Class A Shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

OFFERING PRICE

         Class A Shares may be purchased from the Distributor, Participating Dealers or Shareholder Servicing Agents at the Offering Price, which includes a sales charge which is calculated as a percentage of the Offering Price and decreases as the amount of the purchase increases, as shown below:


                                                                Sales Charge
                                                              as Percentage of                     Dealer
                                                              ----------------                  Retention as
                                                      Offering             Net Amount          Percentage of
Amount of Purchase                                     Price                Invested           Offering Price
--------------------------------------------------------------------------------------------------------------

Less than  $ 50,000............................        4.50%                   4.71%                4.00%
$50,000 -  $ 99,999............................        3.50%                   3.63%                3.00%
$100,000 - $249,999............................        2.50%                   2.56%                2.00%
$250,000 - $499,999............................        2.00%                   2.04%                1.50%
$500,000 - $999,999............................        1.50%                   1.52%                1.25%
$1,000,000 and over............................        None*                   None*                None*

--------------------------


* Purchases of $1 million or more may be subject to a contingent deferred sales charge. (See below). The
         Distributor may make payments to dealers in the amount of .50% of the Offering Price.

         A shareholder who purchases additional Class A Shares may obtain reduced sales charges, as set forth in the table above, through a right of accumulation. In addition, an investor may obtain reduced sales charges as set forth above through a right of accumulation of purchases of Class A Shares and purchases of Class A Shares of other Flag Investors funds with the same sales charge and purchases of Class A Shares of Flag Investors Short-Intermediate Income Fund, Inc. (formerly Flag Investors Intermediate-Term Income Fund, Inc.) and Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc. (the "Intermediate Funds"). The applicable sales charge will be determined based on the total of (a) the shareholder's current purchase plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of all Class A Shares and of all Flag Investors shares described above and any Flag Investors Class D shares held by the shareholder. To obtain the reduced sales charge through a right of accumulation, the shareholder must provide the Distributor, either directly or through a Participating Dealer or Shareholder Servicing Agent, as applicable, with sufficient information to verify that the shareholder has such a right. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

         The term "purchase" refers to an individual purchase by a single purchaser, or to concurrent purchases which will be aggregated, by a purchaser, the purchaser's spouse and their children under the age of 21 years purchasing Class A Shares for their own account.

         An investor may also obtain the reduced sales charges shown above by executing a written Letter of Intent, which states the investor's intention to invest at least $50,000 within a 13-month period in Class A Shares. Each purchase of Class A Shares under a Letter of Intent will be made at the Offering Price applicable at the time of such purchase to the full amount indicated on the Letter of Intent. A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the full amount. Shares purchased with the first 5% of the full amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not invested. Such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrowed shares will be released. An investor who wishes to enter into a Letter of Intent in conjunction with an investment in Class A Shares may do so by completing the appropriate section of the Application Form attached to this Prospectus.

         No sales charge will be payable at the time of purchase on investments of $1 million or more of Class A Shares. However, a contingent deferred sales charge may be imposed on such investments in the event of a redemption within 24 months following the purchase, at the rate of .50% on the lesser of the value of the Class A Shares redeemed or the total cost of such shares. No contingent deferred sales charge will be imposed on purchases of $3 million or more of Class A Shares redeemed within 24 months of purchase if the Participating Dealer and the Distributor have entered into an agreement under which the Participating Dealer agrees to return any payments received on the sale of such shares. In determining whether a contingent deferred sales charge is payable, and, if so, the amount of the charge, it is assumed that Class A Shares not subject to such charge are the first redeemed followed by other Class A Shares held for the longest period of time.

         The Fund may sell Class A Shares at net asset value (without sales charge) to the following: (i) banks, bank trust departments, registered investment advisory companies, financial planners and broker-dealers purchasing shares on behalf of their fiduciary and advisory clients, provided such clients have paid an account management fee for these services (investors may be charged a fee if they effect transactions in Class A Shares through a broker or agent);
(ii) qualified retirement plans; (iii) participants in a Flag Investors fund payroll savings plan program; (iv) investors who have redeemed Class A Shares, or

Class A Shares of any other mutual fund in the Flag Investors family of funds with the same sales charges, or who have redeemed Class A Shares of the Intermediate Funds which they had held for at least 24 months prior to redemption, in an amount that is not more than the total redemption proceeds, provided that the purchase is within 90 days after the redemption; and (v) current or retired Directors of other Flag Investors Funds and directors and employees (and their immediate families) of the Distributor, Participating Dealers and their respective affiliates.

         Class A Shares may also be purchased through a Systematic Purchase Plan. An investor who wishes to take advantage of such a plan should contact the Distributor or a Participating Dealer or Shareholder Servicing Agent.

PURCHASES BY EXCHANGE

         As permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of other Flag Investors funds that have the same sales load structure may exchange their Class A Shares of those funds for an equal dollar amount of Class A Shares. Except as provided below, Class A Shares issued pursuant to this offer will not be subject to the sales charges described above or any other charge. In addition, shareholders of Class A Shares of the Intermediate Funds may exchange into Class A Shares upon payment of the difference in sales charges, as applicable, except that the exchange will be made at net asset value if the shares of such funds have been held for more than 24 months. Shareholders of Flag Investors Cash Reserve Prime Class A Shares may also exchange into Class A Shares upon payment of the difference in sales charges, as applicable.

         When a shareholder acquires Class A Shares through an exchange from another fund in the Flag Investors family of funds, the Fund will combine the period for which the original shares were held prior to the exchange with the holding period of the Class A Shares acquired in the exchange for purposes of determining what, if any, contingent deferred sales charge is applicable upon a redemption of any such shares.

         The net asset value per share purchased and redeemed in an exchange request will be equal to the net asset value of the shares purchased and redeemed, respectively, after receipt of the exchange request.

         Shareholders of any mutual fund not affiliated with the Fund who have paid a sales charge may exchange shares of such fund for an equal dollar amount of Class A Shares by submitting to the Distributor or a Participating Dealer or Shareholder Servicing Agent the proceeds of the redemption of such shares, together with evidence of the payment of a sales charge and the source of such proceeds. Class A Shares issued pursuant to this offer will not be subject to the sales charges described above or any other charge.

         The exchange privilege with respect to other Flag Investors funds may also be exercised by telephone. (See "Telephone Transactions" below). The Fund may modify or terminate this offer of exchange at any time on 60 days' prior written notice to shareholders.


PURCHASES THROUGH AUTOMATIC INVESTING PLAN

         Shareholders may purchase Class A Shares regularly by means of an Automatic Investing Plan with a pre-authorized check drawn on their checking accounts. Under this Plan, the shareholder may elect to have a specified amount invested monthly or quarterly in Class A Shares. The amount specified will be withdrawn from the shareholder's checking account using the pre-authorized check and will be invested in Class A Shares at the applicable Offering Price determined on the date the amount is available for investment. Participation in the Automatic Investing Plan may be discontinued either by the Fund or the shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investing Plan or who wishes to obtain additional purchase information may do so by completing the appropriate section of the Application Form attached to this Prospectus.

PURCHASES THROUGH DIVIDEND REINVESTMENT

         Shareholders may elect to have their distributions (capital gains and/or dividend income) paid by check or reinvested in additional Class A Shares. Unless the shareholder elects otherwise, all income dividends and capital gains distributions will be reinvested in additional Class A Shares at net asset value, without a sales charge. Shareholders may elect to terminate automatic reinvestment by giving written notice to the Fund's Transfer Agent (see "Administrative Transfer Agency and Dividend Paying Services"), either directly or through their Participating Dealer or Shareholder Servicing Agent, at least five days before the next date on which dividends or distributions will be paid.

         Alternately, shareholders may have their distributions invested in Class A Shares of other funds in the Flag Investors family of funds. Shareholders who are interested in this option should call the Fund's Transfer Agent for additional information.

                          HOW TO REDEEM CLASS A SHARES

         Shareholders may redeem all or part of their investment on any Business Day by transmitting a redemption order through the Distributor, a Participating Dealer, a Shareholder Servicing Agent or by regular or express mail to the Transfer Agent. It is the responsibility of such Distributor, Participating Dealer or Shareholder Servicing Agent to properly transmit redemption orders to the Transfer Agent. Shareholders may also redeem Class A Shares by telephone (in amounts up to $50,000). (See "Telephone Transactions" below). A redemption order is effected at the net asset value per share (reduced by any applicable contingent deferred sales charge) next determined after receipt of the order by the Transfer Agent (or, if stock certificates have been issued for the Class A Shares to be redeemed, after the tender of the stock certificates for redemption to the Transfer Agent). The Fund may suspend the right of redemption or postpone the date of payment at times when the New York Stock Exchange (the "Exchange") is closed, or under any emergency circumstances as determined by the SEC. Payment for redeemed Class A Shares will be made by check and will be mailed within seven days after receipt of a duly authorized telephone redemption request or of a redemption order fully completed and, as applicable, accompanied by the documents described below:

1) A letter of instructions, specifying the shareholder's account number with a Participating Dealer, if applicable, and the number of Class A Shares or dollar amount to be redeemed, signed by all owners of the Class A Shares in the exact names in which their account is maintained;

2) For redemptions in excess of $50,000, a guarantee of the signature of each registered owner by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association;

3) If Class A Shares are held in certificate form, stock certificates either properly endorsed or accompanied by a duly executed stock power for Class A Shares to be redeemed; and

4) Any additional documents required for redemption by corporations, partnerships, trusts or fiduciaries.

         Dividends payable up to the date of redemption of Class A Shares will be paid on the next dividend payable date. If all of the Class A Shares in a shareholder's account have been redeemed on a dividend payable date, the dividend will be remitted by check to the shareholder.

         If the Fund's Board determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received as a redemption in kind.

         The Fund reserves the right, upon 30 days' written notice, to redeem an account in the Portfolio if the net asset value of the account's shares falls below $100 and is not increased to at least such amount within such 30-day period.

SYSTEMATIC WITHDRAWAL PLAN

         Shareholders who hold Class A Shares having a value of $10,000 or more may arrange to have a portion of their Class A Shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. If redemptions continue, a shareholder's account may eventually be exhausted. Because share purchases include a sales charge that will not be recovered at the time of redemption, a shareholder should not have a withdrawal plan in effect at the same time he is making recurring purchases of Class A Shares. A shareholder who wishes to participate in the Systematic Withdrawal Plan may do so by completing the appropriate section of the Application Form attached to this Prospectus.


                             TELEPHONE TRANSACTIONS

         Shareholders may exercise the exchange privilege with respect to other Flag Investors funds, or redeem Class A Shares in amounts up to $50,000, by notifying the Transfer Agent by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) or by regular or express mail at its address listed under "Administrative, Transfer Agency and Dividend Paying Services." Telephone transaction privileges are automatic. Shareholders may specifically request that no telephone redemptions or exchanges be accepted for their accounts. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

         A telephone exchange or redemption placed by the close of regular trading hours of the Exchange is effective that day. Telephone orders placed after the close of regular trading hours will be effected at the net asset value (less any applicable contingent deferred sales charge on redemptions) as determined on the next Business Day.

         The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, telephone transaction requests will be recorded and investors may be required to provide additional telecopied instructions of such transaction requests. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone transactions. In such event, requests should be made by regular or express mail. Class A Shares held in certificate form may not be exchanged or redeemed by telephone. (See "How To Invest in Class A Shares--Purchases by Exchange" and "How to Redeem Class A Shares.")

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         The Portfolio normally distributes substantially all of its net investment income to shareholders in the form of a quarterly dividend. If any net capital gains are realized, the Portfolio normally distributes such gains at least once a year. However, see "Dividends, Capital Gains Distributions and Taxes-Federal Taxes-Miscellaneous," for a discussion of the Federal excise tax applicable to certain regulated investment companies.

         Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the Portfolio's "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend).

FEDERAL TAXES

         The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Portfolio of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the

Portfolio distribute to its shareholders an amount at least equal to 90% of its investment company taxable income and 90% of its net exempt interest income, if any, for such taxable year. In general, the Portfolio's investment company taxable income will be the sum of its net investment income, including interest and dividends, subject to certain adjustments, and net short-term capital gain over net long-term capital loss, if any, for such year. The Portfolio intends to distribute as dividends substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to the Portfolio's shareholders who are not currently exempt from Federal income taxes, whether such income or gain is received in cash or reinvested in additional shares. The dividends received deduction for corporations will apply to such ordinary income distributions to the extent the total qualifying dividends received by the Portfolio are from domestic corporations for the taxable year. It is anticipated that only a small part, if any, of the dividends paid by the Portfolio will be eligible for the dividends received deduction.

         Substantially all of the Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. The Portfolio generally will have no tax liability with respect to such gains and the distributions will be taxable as long-term capital gains to the shareholders who are not currently exempt from Federal income taxes, regardless of how long the shareholders have held the shares and whether such gains are received in cash or reinvested in additional shares.

         A shareholder considering buying shares of the Portfolio on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

         A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of shares of the Portfolio, depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange. If a shareholder has held shares for six months or less and during that time received a distribution taxable as a long-term capital gain, then any loss the shareholder might realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier capital gain distribution. Generally, a shareholder may include sales charges incurred upon the purchase of Portfolio shares in his tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of such shares for shares of another portfolio within 90 days of the purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included under certain circumstances in the tax basis of the new shares.

         It is expected that dividends and certain interest income earned by the Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. If the Portfolio makes this election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled (a) to credit his proportionate amount of such taxes against his U.S. federal income tax liabilities, or (b) if he itemizes his deductions, to deduct such proportionate amount from his U.S. income, should he so choose.

         Miscellaneous. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31, in the event such dividends are paid during January of the following year.

         A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and net capital gain (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any net capital gain prior to the end of each calendar year to avoid liability for this excise tax.

         The foregoing summarizes some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

         The foregoing discussion of tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action.

         Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

         The Portfolio will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

STATE AND LOCAL TAXES

         Shareholders may also be subject to state and local taxes on distributions from the Portfolio. A shareholder should consult with his tax adviser with respect to the tax status of distributions from the Portfolio in a particular state and locality.

         The Portfolio has obtained a Certificate of Authority to do business as a foreign corporation in Pennsylvania, and currently does business in that state. Accordingly, the shares of the Portfolio will be exempt from Pennsylvania Personal Property Taxes.

                               INVESTMENT ADVISOR

         The Glenmede Trust Company is the Advisor (the "Advisor") to the Fund. The Advisor, a limited purpose trust company chartered in 1956, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. The Advisor is a wholly-owned subsidiary of The Glenmede Corporation and is located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103. At March 31, 1997, the Advisor had over $10.3 billion in assets in the accounts for which it serves in various capacities including as executor, trustee or investment advisor.

         Under its Investment Advisory Agreement with the Fund with respect to the Portfolio, the Advisor, subject to the control and supervision of the Fund's Board and in conformance with the stated investment objective and policies of the Portfolio, manages the investment and reinvestment of the Portfolio's assets. It is the responsibility of the Advisor to make investment decisions for the Portfolio and to place the Portfolio's purchase and sales orders.

         The Advisor is entitled to receive a fee from the Portfolio for its investment services computed daily and payable monthly, at the annual rate of
 .75% of the Portfolio's average daily net assets. Although the advisory fee rate payable by the Portfolio is higher than the rates paid by most mutual funds, the Fund's Board of Directors believes it is comparable to the rates paid by other similar funds.
For the fiscal year ended October 31, 1996, the Advisor received a fee of .75% of the Portfolio's average net assets.

         Andrew Williams, Senior Vice President of the Advisor, is the portfolio manager for the Portfolio, and has been primarily responsible for its management since that Portfolio commenced operations. Mr. Williams has been employed by the Advisor since May 1985.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

         The Fund was organized as a Maryland corporation on June 30, 1988. The Fund's Articles of Incorporation authorize the Board members to issue 2,500,000,000 shares of common stock, with a $.001 par value. The Board has the power to designate one or more classes ("Portfolios") of shares of common stock and to classify or reclassify any unissued shares with respect to such Portfolios. The Board also has the power to designate separate classes of shares within the same Portfolio. Currently, the Fund is offering shares of nine Portfolios. The Fund has classified Flag Investors Series Class A Shares ("Class A Shares") and a class of Institutional shares of the Portfolio.

         The shares of the Portfolio have no preference as to conversion, exchange, dividends, retirement or other rights, and, when issued and paid for as provided in this Prospectus, will be fully paid and non-assessable. The shares of the Portfolio have no pre-emptive rights and do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Fund voting for the election of its Board members can elect 100% of the Board of the Fund if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held) then standing in his name on the books of the Fund. The Fund's shareholders will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or other applicable law or when permitted by the 1940 Act or other applicable law or when permitted by the Board of Directors. The Fund will not hold annual meetings of shareholders except as required by the 1940 Act, the next sentence and other applicable law. The Fund has undertaken that its Board will call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or members if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the

Fund. To the extent required by the undertaking, the Fund will assist shareholder communication in such matters.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each Portfolio or class affected by the matter. A Portfolio or class is affected by a matter unless it is clear that the interests of each Portfolio or class in the matter are substantially identical or that the matter does not affect any interest of the Portfolio or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of such Portfolio. However, the rule also provides that the ratification of independent public accountants and the election of directors may be effectively acted upon by shareholders of the Fund voting without regard to particular Portfolios.

         Notwithstanding any provision of Maryland law requiring a greater vote of the Fund's common stock (or of the shares of a Portfolio or class voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Fund's Articles of Amendment and Restatement, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund entitled to vote thereon.

         Certain Record Holders

         As of April 30, 1997, the Advisor held of record substantially all of the outstanding Institutional Shares of the Portfolio. As of the date of this Prospectus, the Distributor owned all the outstanding shares of the Class A Shares of the Portfolio. It is contemplated that the public offering of the Class A Shares will reduce the Distributor's holdings to less than 5% of the total Class A Shares outstanding.

                                   DISTRIBUTOR

         Alex. Brown & Sons Incorporated ("Alex. Brown" or the "Distributor"), One South Street, Baltimore, Maryland 21202, serves as the Fund's distributor. Alex. Brown is an investment banking firm which offers a broad range of investment services to individual, institutional, corporate and municipal clients. It is a subsidiary of Alex. Brown Incorporated which has engaged directly and through subsidiaries and affiliates in the investment business since 1800. Alex. Brown is a member of the New York Stock Exchange and other leading securities exchanges. Headquartered in Baltimore, Maryland, Alex. Brown has offices throughout the United States and, through subsidiaries, maintains offices in London, England, Geneva, Switzerland and Tokyo, Japan.

         The Fund has adopted a Distribution Plan for the Class A Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As compensation for providing distribution services to the Class A Shares, Alex. Brown receives a fee equal to
 .25% of the Class A Shares' average daily net assets. This fee may be more or less than Alex. Brown's actual expenses. Alex. Brown expects to allocate on a proportional basis most of its annual distribution fee to its investment representatives or up to all of its fee to Participating Dealers as compensation for their ongoing shareholder services, including processing purchase and redemption requests and responding to shareholder inquiries.

         In addition, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions such as banks, to act as Shareholder Servicing Agents, pursuant to which Alex. Brown will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Such financial institutions may impose separate fees in connection with these services and investors should review this Prospectus in conjunction with any such institution's fee schedule. Amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to Alex. Brown under the Plan.

         Payments under the Plan are made as described above, regardless of Alex. Brown's actual cost of providing distribution services. If the cost of providing distribution services to the Fund in connection with the sale of the Class A Shares is less than .25% of the Class A Shares' average daily net assets for any period, the unexpended portion of the distribution fee may be retained by Alex. Brown. Alex. Brown will from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Participating Dealers.

SHAREHOLDER INQUIRIES

         Shareholders with inquiries concerning their shares should contact the Transfer Agent at (800) 553-8080, or a Participating Dealer or Shareholder Servicing Agent, as appropriate.

          ADMINISTRATIVE, TRANSFER AGENCY AND DIVIDEND PAYING SERVICES

         Investment Company Capital Corp. ("ICC") serves as the Fund's administrator, Transfer Agent and dividend paying agent pursuant to a Master Services Agreement and in those capacities supervises all aspects of the Fund's day-to-day operations, other than the management of the Fund's investments. ICC is a wholly-owned subsidiary of Alex. Brown. For its services as administrator, Transfer Agent and dividend paying agent, ICC is entitled to receive fees from the Fund equal to .12% of the first $100 million of the combined net assets of the Fund and The Glenmede Portfolios, an investment company with the same officers, Board and service providers as the Fund (collectively, the "Funds");
 .08% of the next $150 million of the combined net assets of the Funds; .04% of the next $500 million of the combined net assets of the Funds; and .03% of the combined net assets of the Funds over $750 million. An additional .10% of the net assets of the Class A Shares shall be added to the fee for Class A Shares. For fiscal year ended October 31, 1996, ICC received fees at the rate of .04% of the Portfolio's average net assets.


CUSTODIAN


         The Chase Manhattan Bank, N.A., Brooklyn, New York, serves as the custodian of the Fund's assets.


TRANSFER AGENT


         ICC, located at One South Street, Baltimore, Maryland 21202, serves as the Fund's Transfer Agent.


INDEPENDENT ACCOUNTANTS


         ____________ serves as independent accountants for the Fund and will audit its financial statements annually.


REPORTS

         Shareholders receive unaudited semi-annual financial statements and audited annual financial statements.

COUNSEL


         Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, serves as counsel to the Fund.


                           _________________________

         Shareholder inquiries should be addressed to the Fund at the address or telephone number stated on the cover page.

                             THE GLENMEDE FUND, INC.

                                 (800) 553-8080
                       STATEMENT OF ADDITIONAL INFORMATION

                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                      FLAG INVESTORS SERIES CLASS A SHARES
                               ____________, 1997

         This Statement of Additional Information is not a prospectus but should be read in conjunction with The Glenmede Fund, Inc.'s (the "Fund") Prospectus for the Institutional International Portfolio's Flag Investors Series Class A Shares ("Class A Shares") dated ____________, 1997. To obtain the Prospectus, please call the Fund at the above telephone number.

         Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Fund's Prospectus.


                                                 Table of Contents                                             Page

         INVESTMENT OBJECTIVES AND POLICIES.....................................................................  2

         PURCHASE OF SHARES.....................................................................................  2

         REDEMPTION OF SHARES...................................................................................  3

         PORTFOLIO TURNOVER.....................................................................................  3

         INVESTMENT LIMITATIONS.................................................................................  3

         MANAGEMENT OF THE FUND.................................................................................  7

         INVESTMENT ADVISORY AND OTHER SERVICES.................................................................  8

         DISTRIBUTOR............................................................................................  9

         PORTFOLIO TRANSACTIONS................................................................................. 12

         ADDITIONAL INFORMATION CONCERNING TAXES................................................................ 13

         PERFORMANCE CALCULATIONS............................................................................... 19

         GENERAL INFORMATION.................................................................................... 21

         EXPENSES............................................................................................... 22

         FINANCIAL STATEMENTS................................................................................... 23

         OTHER INFORMATION...................................................................................... 23




         BOARD MEMBERS AND OFFICERS............................................................................. 24

         APPENDIX -- DESCRIPTION OF SECURITIES AND RATINGS...................................................... A-1


                       INVESTMENT OBJECTIVES AND POLICIES



         The following policies supplement the investment objectives and policies set forth in the Fund's Prospectus relating to the Class A Shares of the Institutional International Portfolio (the "Portfolio"):

         Repurchase Agreements

         Repurchase agreements that do not provide for payment to the Portfolio within seven days after notice without taking a reduced price are considered illiquid securities.


         Securities Lending

         The Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 (the "1940 Act") or the rules and regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Advisor in making decisions with respect to the lending of securities, subject to review by the Fund's Board.


                               PURCHASE OF SHARES


         The purchase price of Class A Shares of the Portfolio is the net asset value next determined after receipt of the purchase order by the Portfolio.

         The Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

                              REDEMPTION OF SHARES


         The Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the SEC,
(ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

         No charge is made by the Portfolio for redemptions. Any redemption may be more or less than the shareholder's initial cost depending on the market value of the securities held by the Portfolio.


                               PORTFOLIO TURNOVER


         A high portfolio turnover rate can result in corresponding increases in brokerage commissions; however, the Advisor will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Portfolio's investment objectives and policies. The portfolio turnover rates of the Portfolio for the fiscal years ended October 31, 1996 and 1995 were 10% and 25%, respectively.


                             INVESTMENT LIMITATIONS


         The Portfolio is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. The Portfolio will not:

         (1) invest in commodities or commodity contracts, except that the Portfolio may invest in futures contracts and options;


         (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (10) below, and money market instruments, including bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

         (4) purchase on margin or sell short, except as specified above in investment limitation (1);

         (5) purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (6) with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (7) issue senior securities, except that the Portfolio may borrow money in accordance with investment limitation (8) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

         (8) borrow money, except that the Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation);

         (9) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the

                  Portfolio's assets or the purchase of any securities on margin for purposes of this investment limitation;

         (10) underwrite the securities of other issuers or invest more than an aggregate of 10% of the total assets of the Portfolio at the time of purchase, in securities for which there are no readily available markets, including repurchase agreements which have maturities of more than seven days or securities subject to legal or contractual restrictions on resale;

         (11) invest for the purpose of exercising control over management of any company;

         (12) invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

         (13) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities, or instruments issued by U.S. banks; and

         (14) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value or assets will not constitute a violation of such restriction.

         With regard to limitations (8) and (9), the Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes, enter into reverse repurchase agreements and purchase securities on a when-issued, delayed settlement or forward delivery basis, which activities may involve a borrowing, provided that the aggregate of such borrowings shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) and may pledge up to 33 1/3% of the value of its total assets to secure borrowings.

         With regard to limitation (12), the 1940 Act currently prohibits an investment company from acquiring securities of another investment company if, as a result of the transaction, the acquiring company and any company or companies controlled by it would own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring company, or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the acquired company) having an aggregate value in excess of 10% of the value of the total assets of the acquiring company. The 1940 Act also currently prohibits an investment company from acquiring securities of a registered closed-end investment company, if as a result of the transaction, the acquiring company, other investment companies having the same investment adviser, and companies controlled by such investment companies, own more than 10% of the total outstanding voting stock of such closed-end company. In addition to the advisory fees and other expenses that the Portfolio bears directly in connection with its own operations, as a shareholder of another investment company, the Portfolio would bear its "pro rata" portion of the other investment company's advisory fees and other expenses. Therefore, to the extent that the Portfolio is invested in shares of other investment companies, the Portfolio's shareholders will be subject to expenses of such other investment companies, in addition to expenses of the Portfolio.

         With respect to investment limitation (13), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause
(i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transaction, electric and gas, electric and telephone will each be considered a separate industry.

         With regard to limitation (14), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs, shall not be deemed to be prohibited by the limitation.

                             MANAGEMENT OF THE FUND

         The Fund's officers, under the supervision of the Board, manage the day-to-day operations of the Fund. The Board members set broad policies for the Fund and choose its officers. A list of the Board members and officers and a brief statement of their current positions and principal occupations during the past five years is set forth below.


         Remuneration of Board Members

         Effective June 12, 1996, the Fund pays each Board member, other than Mr. Church, an annual fee of $8,000 plus $1,250 for each Board meeting attended and each Board Valuation Committee meeting attended (unless such meeting was held in conjunction with a Board meeting) and out-of-pocket expenses incurred in attending Board meetings. Prior to June 12, 1996, the Fund paid each Board member, other than Mr. Church, an annual fee of $6,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings. Officers of the Fund receive no compensation as officers from the Fund.

         Set forth in the table below is the compensation received by each Board member for the fiscal year ended October 31, 1996.



=======================================================================================================================
                                                      Pension or
                                                      Retirement                                    Total
                                                      Benefits                                      Compensation from
                                  Aggregate           accrued as             Estimated              the Fund
                                  Compensation        part of                Annual                 and Fund Complex(1)
Name of                           from                the Fund's             Benefits               paid to
Person, Position                  the Fund            expenses               Upon Retirement        Directors
-----------------------------------------------------------------------------------------------------------------------
Dr. H. Franklin Allen, Ph.D.,     $14,441             None                   None                   $15,500
Director
-----------------------------------------------------------------------------------------------------------------------
Willard S. Boothby, Jr.,          $11,941             None                   None                   $13,000
Director
-----------------------------------------------------------------------------------------------------------------------
John W. Church, Jr.               None                None                   None                   None
Director
-----------------------------------------------------------------------------------------------------------------------
Francis J. Palamara,              $11,941             None                   None                   $13,000
Director
-----------------------------------------------------------------------------------------------------------------------
G. Thompson Pew, Jr.,             $14,441             None                   None                   $15,500
Director
=======================================================================================================================



                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Advisor, The Glenmede Trust Company, is the wholly-owned subsidiary of The Glenmede Corporation (the "Corporation") whose shares are closely held by 73 shareholders. The Corporation has a nine person Board of Directors which, at January 31, 1997, collectively, owned 98.67% of the Corporation's voting shares and 35.70% of the Corporation's total outstanding shares. The members of the Board and their respective interests in the Corporation at January 31, 1997 are as follows:

The Glenmede Corporation                   Percent of            Percent of
Board of Directors                         Voting Shares         Total Shares
------------------------                   -------------         -------------
Susan W. Catherwood......................     10.83%                 1.17%
Richard F. Pew...........................     10.83%                 1.03%
Thomas W. Langfitt, M.D..................     11.07%                 7.59%
Arthur E. Pew, III.......................     10.83%                 1.03%
J. Howard Pew, II........................     10.83%                 1.37%
----------------

         1 Includes total compensation from the Fund and The Glenmede
           Portfolios, both of which are advised by the Advisor.

J. N. Pew, III...........................     11.07%                 5.25%
J. N. Pew, IV............................     11.07%                 1.37%
R. Anderson Pew..........................     11.07%                 5.82%
Ethel Benson Wister......................     11.07%                11.07%
                                              ------                ------
                                              98.67%                35.70%


         The Advisor is entitled to receive a fee from the Portfolio for its services, calculated daily and payable monthly, at the annual rate of .75% of the Portfolio's average daily net assets. During the fiscal years ended October 31, 1996, 1995 and 1994, the Portfolio paid the Advisor advisory fees of $382,491, $155,065 and $114,956, respectively, and the Advisor waived fees in the amounts of $0, $0 and $1,110, respectively.

         Since July 1, 1995, administrative, transfer agency and dividend paying services have been provided to the Fund by ICC pursuant to a Master Services Agreement. See "Administrative, Transfer Agency and Dividend Paying Services" in the Prospectus for information concerning the substantive provisions of the Master Services Agreement. For the fiscal year ended October 31, 1996 and for the period July 1, 1995 to October 31, 1995, the Fund paid ICC fees of $20,500 and $3,798, respectively, for the Portfolio.

         For the period May 7, 1994 to June 30, 1995, administrative services were provided to the Fund by The Shareholder Services Group, Inc. ("TSSG"), pursuant to an Administration Agreement. For the periods November 1, 1994 to June 30, 1995 and May 7, 1994 to October 31, 1994, the Fund paid TSSG administrative fees of $10,092 and $7,519, respectively, for the Portfolio.

         Prior to May 6, 1994, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, served as the Fund's administrator. For the period November 1, 1993 to May 5, 1994, the Fund paid Boston Advisors administrative fees of $6,453 for the Portfolio.

         Custody services are provided to the Portfolio by The Chase Manhattan Bank, N.A., Brooklyn, New York.


                                   DISTRIBUTOR


         Class A Shares of the Portfolio are distributed continuously and are offered by Alex. Brown & Sons Incorporated ("Alex. Brown" or the "Distributor"), pursuant to a Distribution Agreement between the Fund and Alex. Brown.

         The Distribution Agreement provides that Alex. Brown has the exclusive right to distribute Class A Shares either directly or through other broker-dealers and further provides that Alex. Brown will: solicit and receive orders for the purchase of Class A Shares, accept or reject such orders on behalf of the Portfolio in accordance with the Portfolio's currently effective Prospectus and Statement of Additional Information and transmit such orders as are accepted to the Portfolio's transfer agent as promptly as possible, receive requests for redemption and transmit such redemption requests to the Portfolio's transfer agent as promptly as possible, respond to inquiries from the Portfolio's shareholders concerning the status of their accounts with the Portfolio, provide the Fund's Board of Directors with quarterly reports required by Rule 12b-1, and take all actions deemed necessary to carry into effect the distribution of the Shares. Alex. Brown has not undertaken to sell any specific number of Shares. The Distribution Agreement further provides that, in connection with the distribution of Shares, Alex. Brown will be responsible for all of the promotional expenses. The services by Alex. Brown to the Portfolio are not exclusive, and Alex. Brown shall not be liable to the Portfolio or its shareholders for any act or omission by Alex. Brown or any losses sustained by the Portfolio or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Alex. Brown and certain broker-dealers ("Participating Dealers") have entered into Sub-Distribution Agreements with respect to the Portfolio's Class A Shares ("Sub-Distribution Agreements") pursuant to which Participating Dealers have agreed to process investor purchase and redemption orders and to respond to inquiries from shareholders concerning the status of their accounts and the operations of the Portfolio.

         Pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's Board of Directors and approved by its shareholders, the Fund has adopted a Plan of Distribution (the "Plan"). The maximum amount payable under the Plan to Alex. Brown for distribution and other shareholder servicing assistance is an amount calculated on an average net asset basis and paid monthly, equal to .25% of the Class A Shares' average daily net assets, unless and until a change in payment is authorized and approved by the Board of Directors. Alex. Brown is authorized to make payments out of its fee to its investment representatives, Participating Dealers and Shareholder Servicing Agents. Payments to Participating Dealers and Shareholder Servicing Agents may not exceed fees payable to Alex. Brown under the Plan.

         As compensation for providing distribution services for the Class A Shares as described above, Alex. Brown receives an annual fee, paid monthly, equal to .25% of the average daily net assets of the Class A Shares. Alex. Brown expects to allocate a substantial portion of the annual distribution fee to its investment representatives and up to all of its fee to Participating Dealers. In return for such fees, Alex. Brown will pay the distribution-related expenses of the Fund including one or more of the following: advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.

         The Distribution Agreement, including the form of Sub-Distribution Agreement, and the Plan has been approved by the Fund's Board of Directors, including a majority of the Non-Interested Directors. The Distribution Agreement and the Plan will remain in effect from year to year as specifically approved
(a) at least annually by the Fund's Board of Directors or by a vote of a majority of the outstanding Class A Shares and (b) by the affirmative vote of a majority of the Non-Interested Directors, by votes cast in person at a meeting called for such purpose.

         In approving the Plan, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The Plan will be renewed only if the Directors make a similar determination in each subsequent year. The Plan may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the shareholders of the Fund. The Plan may be terminated at any time and the Distribution Agreement may be terminated at any time upon 60 days' notice, in either case without penalty, by a vote of a majority of the Fund's Non-Interested Directors or by a vote of a majority of the outstanding Class A Shares. Any Shareholder Servicing Agreement may be terminated at any time, without penalty, upon ten days' notice. Any Sub-Distribution Agreement may be terminated at any time, without penalty, upon 10 days' notice or by the vote of a majority of the Fund's Non-Interested Directors. The Distribution Agreement, the Plan, any Sub-Distribution Agreement and any Shareholder Servicing Agreement shall automatically terminate in the event of assignment.

         During the continuance of the Plan, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the Plan to Alex. Brown pursuant to the Distribution Agreement, to any Participating Dealers pursuant to Sub-Distribution Agreements and to any Shareholder Servicing Agents pursuant to Shareholder Servicing Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Plan, the selection and nomination of the

Fund's Non-Interested Directors shall be committed to the discretion of the Non-Interested Directors then in office.

         In addition, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as banks, to act as Shareholder Servicing Agents, pursuant to which Alex. Brown will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Shareholder Servicing Agents in connection with the Shareholder Servicing Agreements, the Fund may be required to alter materially or discontinue its arrangements with the Shareholder Servicing Agents. Such financial institutions may impose separate fees in connection with these services and investors should review the Prospectus and this Statement of Additional Information in conjunction with any such institution's fee schedule.


                             PORTFOLIO TRANSACTIONS


         The Investment Advisory Agreement authorizes the Advisor to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and direct the Advisor to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Advisor may, however, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services it provides to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to the Portfolio and the Advisor's other clients.

         During the fiscal years ended October 31, 1996, 1995 and 1994, the Portfolio paid $40,839, $122,396 and $33,893, respectively, in brokerage commissions.

         Class A Shares of the Portfolio are marketed through intermediary brokers and dealers, and the Fund may allocate brokerage and effect principal transactions with dealers on the basis of sales of shares which may be made through such firms. The Advisor may place portfolio orders with qualified broker-dealers who refer clients to the Advisor and the other Institutions.

         Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Advisor. If purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these other clients served by the Advisor and is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Advisor. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio.


                     ADDITIONAL INFORMATION CONCERNING TAXES


         General. The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         The Portfolio is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. Qualification as a regulated investment company under the Code requires, among other things, that the Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt income (if any) net of certain deductions for a taxable year. In addition, the Portfolio must satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Portfolio's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Portfolio's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Portfolio from a partnership or trust is treated for this purpose as derived with respect to the Portfolio's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Portfolio in the same manner as by the partnership or trust.

         The Portfolio will not be treated as a regulated investment company under the Code if 30% or more of its gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by the Portfolio upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by the Portfolio and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

         Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held the Portfolio's shares and whether such distribution is received in cash or additional Portfolio shares. The Portfolio will designate such distributions as capital gain dividends in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale of Portfolio shares, if the shareholder has not held such shares for more than six months, any loss on the sale of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

         An individual's net capital gains are taxable at a maximum rate of 28%. Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (although surtax provisions apply at certain income levels to result in marginal rates as high as 39%).

         If for any taxable year the Portfolio does not qualify for the special Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Portfolio's current and accumulated earnings and profits and would be eligible for the dividends received deduction for corporations.

         Foreign Taxes. Income received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Portfolio will be eligible and intends to elect to "pass-through" to its shareholders the amount of foreign taxes paid by it. Pursuant to this election, each shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Portfolio, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by the Portfolio will "pass-through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of the

Portfolio's income flows through to its shareholders with respect to a Portfolio, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Portfolio. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Portfolio. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Portfolio is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by the Portfolio will be treated as United States source income.

         Federal Taxation of Certain Financial Instruments. Generally, futures contracts held by the Portfolio at the close of its taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Portfolio holds the futures contract ("the 40-60 rule"). The amount of any capital gain or loss actually realized by the Portfolio in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolio, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain, if any, with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of its taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, the Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, no more than 50% of any net gain may be treated as long term and no more than 40% of any net loss may be treated as short term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

         Certain foreign currency contracts entered into by the Portfolio may be subject to the "mark-to-market" process and the 40-60 rule in a manner similar to that described in the preceding paragraph for futures contracts. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Other foreign currency contracts entered into by the Portfolio may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

         As described more fully above, in order to qualify as a regulated investment company under the Code, the Portfolio must derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months. With respect to futures contracts and other financial instruments subject to the mark-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of the Portfolio's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

         Other Tax Matters. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options generally are not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations under which certain transactions that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Portfolio which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Portfolio may make or enter into will be subject to the special currency rules described above.

         The Portfolio may recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for beneficial tax treatment, the Portfolio must distribute substantially all of its income to shareholders. Thus, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, in order to satisfy the distribution requirement.

         Some of the debt securities may be purchased by the Portfolio at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Portfolio at a constant rate over the time remaining to the debt security's maturity or, at the election of the Portfolio, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

         Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Portfolio's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements.

                            PERFORMANCE CALCULATIONS


         The Portfolio computes its average annual total returns separately for its separate share classes by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                    T = [( ERV )1/n - 1]
                                           ---
                                            P

               Where:  T = average annual total return.

               ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

               P =         hypothetical initial payment of $1,000.

               n = period covered by the computation, expressed in terms of years.


         The Portfolio computes its aggregate total returns separately for its separate share class by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class. The formula for calculating aggregate total return is as follows:


                                    T = [( ERV ) - 1]
                                           ---
                                            P


         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Portfolio's average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales load charged in connection with the purchase of Class A Shares.

         On ________ 1997, the Portfolio began to offer Class A Shares. Class A Shares, unlike the Institutional shares (the other class in the Portfolio), have a 4.50% maximum sales load and are subject to an annual .25% fee payable pursuant to the distribution plan. Performance of the Class A Shares prior to ____, 1997 is represented by performance of the Institutional Shares and has been restated to reflect the impact of the sales charge, but not the .25% distribution plan fees or any other differences in expenses. If distribution plan fees and those other expenses had been reflected, performance would be reduced.

         Set forth below are the average annual total return figures for Class A Shares of the Portfolio since inception of the Portfolio (August 1, 1992) and for the one year period ended April 30, 1997 (with fee waivers).

               1 Year Ended 04/30/97:                 ______%
               Inception to 04/30/97:                 ______%

         Set forth below are the average annual total return figures for Class A Shares of the Portfolio since inception of the Portfolio (August 1, 1992) and for the one year period ended April 30, 1997 (without fee waivers).

               1 Year Ended 04/30/97:                 ______%
               Inception to 04/30/97:                 ______%

         The aggregate total return figure for Class A Shares of the Portfolio from inception (August 1, 1992) to April 30, 1997 with fee waivers was ______% and without fee waivers was ______%.



                               GENERAL INFORMATION

         Dividends and Capital Gains Distributions

         The Portfolio's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectus). As set forth in the Prospectus, the Portfolio normally distributes substantially all of its net investment income to shareholders in the form of a quarterly dividend. If any net capital gains are realized by the Portfolio, the Portfolio normally distributes such gains at least once a year. The amounts of any income dividends or capital gains distributions for the Portfolio cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share net asset value of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.


         Certain Record Holders

         As of May 31, 1997, the Advisor held of record substantially all of the outstanding Institutional Shares of the Portfolio. As of the date of this Statement of Additional Information, the Distributor owned all the outstanding shares of the Class A Shares of the Portfolio. It is contemplated that the public offering of the Class A Shares of the Portfolio will reduce the Distributor's holdings to less than 5% of the total shares outstanding of the Class A Shares of the Portfolio. For more information about the Advisor, see "Investment Advisor" in the Prospectus. As of January 31, 1997, the directors and officers of the Fund collectively owned less than 1% of the outstanding shares of the Portfolio.


         Supplementary Purchase Information

         On April 30, 1997, no Class A Shares of the Portfolio were issued and outstanding. The computation of the hypothetical offering price per share of a Class A Share of the Portfolio is based on the value of the Portfolio's net assets on April 30, 1997 and the number of the Portfolio's Institutional Shares outstanding on such date are is follows:


                        Institutional International Fund

                                                                 Class A Shares

Net Asset.........................................................$ 73,829,911

Outstanding Shares................................................   5,070,612
                                                                   ===========


Net Asset Value Per Share.........................................$      14.56

Sales Load, 4.50 percent
of offering price (4.74 percent
of net asset value per share).....................................$        .69

Maximum Offering Price to Public..................................$      15.25
                                                                   ===========


                                    EXPENSES

         The Fund bears its own expenses incurred in its operations including: taxes; interest; miscellaneous fees (including fees paid to Board members); SEC fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; administration fees; certain insurance premiums; outside auditing and legal expenses; costs of shareholders' reports and meetings; and any extraordinary expenses. The Portfolio also pays for brokerage fees and commissions, if any, in connection with the purchase and sale of its portfolio securities.

                              FINANCIAL STATEMENTS
                                [To be Provided]
                                ----------------


                                OTHER INFORMATION

         The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                           BOARD MEMBERS AND OFFICERS

         The business and affairs of the Fund are managed under the direction of its Board. The following is a list of the Board members and officers of the Fund and a brief statement of their principal occupations during the past five years:

          Name and Address                   Age      Principal Occupation During Past Five Years
         ------------------                 -----    ---------------------------------------------

H. Franklin Allen, Ph.D.                     40       Director of Glenmede Fund; Trustee of The Glenmede
Finance Department                                    Portfolios;  Nippon Life Professor of Finance and
The Wharton School                                    Economics;  Professor of Finance and Economics from 1990-
University of Pennsylvania                            1996;  Vice  Dean  and  Director  of  Wharton  Doctoral  Programs
Philadelphia,  PA  19104-6367                         from  1990-1993.  He  has  been  employed  by The University of
                                                      Pennsylvania since 1980.

Willard S. Boothby, Jr.                      75       Director of Glenmede Fund; Trustee of The Glenmede
600 East Gravers Lane                                 Portfolios; Director of Penn Engineering & Manufacturing
Wyndmoor, PA  19118                                   Corp.; Former Director of Georgia-Pacific Corp.; Former
                                                      Managing Director of Paine Webber, Inc.

John W. Church, Jr.*                         64       Chairman, President and Director of Glenmede Fund;
One Liberty Place                                     Chairman, President and Director of The Glenmede
1650 Market Street, Suite 1200                        Portfolios; Executive Vice President and Chief Investment
Philadelphia, PA  19103                               Officer of The Glenmede Trust Company.  He has been
                                                      employed by The Glenmede Trust Company since 1979.

Francis J. Palamara                          71       Director of Glenmede Fund; Trustee of The Glenmede
P.O. Box 44024                                        Portfolios; Trustee of Gintel Fund;
Phoenix, AZ  85064-4024                               Director of XTRA Corporation; Former Executive Vice
                                                      President--Finance of ARAMARK, Inc.

G. Thompson Pew, Jr.*                        54       Director of Glenmede Fund; Trustee of The Glenmede
310 Caversham Road                                    Portfolios; Director of The Glenmede Trust Company;
Bryn Mawr, PA 19010                                   Former Director of Brown & Glenmede Holdings,
                                                      Inc.; Former Co-Director, Principal and Officer of
                                                      Philadelphia Investment Banking Co.; Former
                                                      Director and Officer of Valley Forge Administrative Services
                                                      Company.

Mary Ann B. Wirts                            44       Executive Vice President of Glenmede Fund; Vice President
One Liberty Place                                     and Manager of The Fixed Income Division of The
1650 Market Street, Suite 1200                        Glenmede Trust Company.  She has been employed by
Philadelphia, PA  19103                               The Glenmede Trust Company since 1982.

Kimberly C. Osborne                          31       Vice President of Glenmede Fund; Vice President of The
One Liberty Plaza                                     Glenmede Trust Company.  She has been employed by The
1650 Market Street, Suite 1200                        Glenmede Trust Company since 1993.  From 1992-1993, she
Philadelphia, PA  19103                               was a Client Service Manager with Mutual Funds Service
                                                      Company and from 1987-1992, she was a Client Administrator with
                                                      The Vanguard Group, Inc.

Michael P. Malloy                            37       Secretary of Glenmede Fund; Partner in the law firm of
Philadelphia National Bank Building                   Drinker Biddle & Reath LLP.
1345 Chestnut Street
Philadelphia, PA 19107-3496

Edward J. Veilleux                           53       Assistant Secretary of Glenmede Fund; Principal, Alex.
One South Street                                      Brown; Executive Vice President, ICC; Vice President,
Baltimore, MD 21202                                   Armata.

Joseph A. Finelli                            40       Treasurer of Glenmede Fund.  He has been a Vice President
One South Street                                      of Alex. Brown since 1995.  Prior thereto, he was Vice
Baltimore, MD 21202                                   President and Treasurer of The Delaware Group.
--------------

*Board members Church and Pew are "interested persons" of Glenmede Fund as that term is defined in the 1940 Act.

         For additional information concerning remuneration of Board members see "Management of the Fund" above.

                APPENDIX -- DESCRIPTION OF SECURITIES AND RATINGS


I.  Description of Commercial Paper Ratings

         Description of Moody's highest commercial paper rating:

         Prime-1 ("P-1") --judged to be of the best quality. Issuers rated P-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         Description of S&P highest commercial paper ratings:

         A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is either overwhelming or very strong.

         Description of Bond Ratings

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds that are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest investment attributes, within those categories are designated by the symbols Aa1, A1 and Baa1, respectively.


II.      Description of U.S. Government Securities and Certain Other
         Securities

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States

Government, and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States Government. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed, to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

III.  Foreign Investments

         Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. Because the stocks of foreign companies are frequently denominated in foreign currencies, and because the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Portfolio permit the Portfolio to enter into forward foreign currency exchange contracts in order to hedge the Portfolio's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

         Although the Portfolio will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

         Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the foreign companies comprising the Portfolio.

                             THE GLENMEDE FUND, INC.

                            PART C. OTHER INFORMATION


Item 24. Financial Statements and Exhibits

         (a) Financial Statements

             Included in Part A:

                     None.

             Included in Part B:

                     None.

         (b) Exhibits


          1. (a) Articles of Amendment and Restatement dated October 12, 1988 is hereby incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 17 to the Registration Statement ("Post-Effective Amendment No. 17").

             (b) Articles Supplementary dated August 16, 1989 to Articles of
                 Incorporation is hereby incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 17.

             (c) Articles Supplementary dated February 28, 1991 to Articles of
                 Incorporation is hereby incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 17.

             (d) Articles Supplementary dated March 3, 1992 to Articles of
                 Incorporation is hereby incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 17.

             (e) Articles Supplementary dated June 2, 1992 to Articles of
                 Incorporation is hereby incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 17.

             (f) Articles Supplementary dated September 30, 1994 to Articles of
                 Incorporation is hereby incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 17.

             (g) Articles Supplementary dated December 30, 1994 to Articles of
                 Incorporation is hereby incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 17.

             (h) Articles Supplementary dated February 26, 1997 to Articles of
                 Incorporation.

         2.  By-Laws of Registrant is hereby incorporated by reference to
             Exhibit 2 to Post-Effective Amendment No. 17.

         3.  Not applicable.

         4. See: Article Fifth, Articles of Amendment and Restatement dated October 12, 1988 which are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 17; Articles Supplementary dated August 16, 1989 to Articles of Incorporation which are incorporated by reference to 1(b) to Post-Effective Amendment No. 17; Articles Supplementary dated February 28, 1991 to Articles of Incorporation which are incorporated by reference to 1(c) to Post-Effective Amendment No. 17;

             Articles Supplementary dated March 3, 1992 to Articles of Incorporation which are incorporated by reference to 1(d) to Post-Effective Amendment No. 17; Articles Supplementary dated June 2, 1992 to Articles of Incorporation which are incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 17; Articles Supplementary dated September 30, 1994 to Articles of Incorporation which are incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 17; Articles Supplementary dated December 30, 1994 to Articles of Incorporation which are incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 17; and Sections (7) and (11) of Article II, Article VII and Section (3) of Article VIII of By-Laws which are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 17.

         5. (a) Investment Advisory Agreement between Registrant and The Glenmede Trust Company dated October 25, 1988 is hereby incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 17.

             (b) Investment Advisory Agreement between Registrant and The
                 Glenmede Trust Company dated July 31, 1992 is hereby incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 17.

             (c) Amendment No. 1, dated September 13, 1994, to Investment
                 Advisory Agreement between Registrant and The Glenmede Trust Company is hereby incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 17.

             (d) Supplement dated November 1, 1992, to Investment Advisory
                 Agreement between Registrant and The Glenmede Trust Company, relating to the International Fixed Income and Large Cap Value (formerly, the Model Equity Portfolio) Portfolios is hereby incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 17.

             (e) Investment Advisory Agreement between Registrant and The
                 Glenmede Trust Company relating to Emerging Markets Portfolio dated December 12, 1994 is hereby incorporated by reference to
                 Exhibit 5(e) to Post-Effective Amendment No. 17.

             (f) Sub-Investment Advisory Agreement among the Registrant, The
                 Glenmede Trust Company and Pictet International Management Limited relating to the Emerging Markets Portfolio dated December 12, 1994 is hereby incorporated by reference to
                 Exhibit 5(f) to Post-Effective Amendment No. 17.

             (g) Amendment No. 1, dated December 12, 1994, to the Investment
                 Advisory Agreement for the Emerging Markets Portfolio between the Registrant and the Glenmede Trust Company is hereby incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 18.

             (h) Amendment No. 1, dated September 11, 1996, to the Investment
                 Advisory Agreement for the Emerging Markets Portfolio between Registrant and the Glenmede Trust Company.

             (i) Amendment No. 1, dated September 11, 1996, to the
                 Sub-Investment Advisory Agreement among the Registrant, The Glenmede Trust Company and Pictet International Management Limited relating to the Emerging Markets Portfolio.

         6. (a) Distribution Agreement between Registrant and Armata Financial Corp. dated July 1, 1995 is hereby incorporated by reference to
                 Exhibit 6(a) to Post-Effective Amendment No. 17.

             (b) Form of Distribution Agreement between Registrant and Alex.
                 Brown & Sons Incorporated relating to the Flag Investors Series Class A Shares ("Class A Shares") of the Institutional International Portfolio.

         7.  Not Applicable.

         8. (a) Custody Agreement dated December 13, 1994, as amended and restated May 1, 1995 between Registrant and The Chase Manhattan Bank, N.A. is hereby incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 17.

             (b) Amendment dated May 1, 1995 to Custody Agreement between
                 Registrant and The Chase Manhattan Bank, N.A. dated May 1, 1995 is hereby incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 17.

         9. (a) Master Services Agreement between Registrant and Investment Company Capital Corp. dated July 1, 1995 is hereby incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 17.

             (b) Form of Amended Fee Schedule to the Master Services Agreement.

             (c) Amended and Restated Shareholder Servicing Plan dated December
                 5, 1995 is hereby incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 17.

             (d) Amended and Restated Shareholder Servicing Agreement dated
                 December 5, 1995 is hereby incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 17.

         10. Opinion of Counsel as to Legality of Securities Being Registered to be filed pursuant to Rule 24f-2 as part of Registrant's Rule 24f-2 Notice on Form 24f-4.

         11. (a) Consent of Drinker Biddle & Reath LLP.

         12. Not Applicable.

         13. (a) Purchase Agreement between Registrant and The Glenmede
                 Trust Company relating to the Institutional International Portfolio is hereby incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 7 to the Registration Statement.

             (b) Purchase Agreement between Registrant and The Glenmede Trust
                 Company relating to the International Fixed Income Portfolio dated October 21, 1992 is hereby incorporated by reference to
                 Exhibit 13(b) to Post-Effective Amendment No. 17.

             (c) Purchase Agreement between Registrant and The Glenmede Trust
                 Company relating to the Large Cap Value Portfolio (formerly, the Model Equity Portfolio) is hereby incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 9 to the Registration Statement.

             (d) Purchase Agreement between Registrant and The Glenmede Trust
                 Company relating to the Emerging Markets Portfolio dated December 12, 1994 is hereby incorporated by reference to
                 Exhibit 13(d) to Post-Effective Amendment No. 17.

             (e) Form of Purchase Agreement between Registrant and Alex. Brown &
                 Sons Incorporated relating to Class A Shares of the Institutional International Portfolio.

         14. Not Applicable.

         15. Form of Distribution Plan between Registrant and Alex. Brown & Sons Incorporated relating to Class A Shares of the Institutional International Portfolio.

         16. Not Applicable.

         17. Not Applicable.

         18. Form of Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.

Item 25.     Persons Controlled by or Under Common Control with Registrant

             Registrant is not controlled by or under common control with any person. Registrant is controlled by its Board of Directors.

Item 26.     Number of Holders of Securities

             As of April 30, 1997, the number of record holders of securities was:

             Government Cash Portfolio - 1
             Emerging Markets Portfolio - 3
             Intermediate Government Portfolio - 2
             Equity Portfolio - 1
             Large Cap Value Portfolio (formerly,
              the Model Equity Portfolio) - 1
             Small Capitalization Portfolio - 3
             Institutional International Portfolio - 3
             International Portfolio - 5
             Tax-Exempt Cash Portfolio - 2

Item 27.     Indemnification

                   Reference is made to Article Ten of the Registrant's Amended and Restated Article of Incorporation herein by reference to
             Exhibit 1. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28      Business and Other Connections of Investment Advisor

             (a) The Glenmede Trust Company

             Reference is made to the caption of "Investment Advisor" in the Prospectus and in Part A of this Registration Statement and "Investment Advisory and Other Services" in Part B of this Registration Statement.

             Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since May 31, 1995, as well as the capacity in which such person was connected.

                              Name and Principal
Name and Position             Business Address             Connection with
with Investment Adviser       of other Company             other Company
------------------------     --------------------          ------------------
Susan W. Catherwood          Trustee Board of              Chairman
                             the Medical Center
                             of the University
                             of Pennsylvania

                             The Philadelphia              Board Member
                             Electric Company

Richard F. Pew               North Ridge                   Owner/Operator
                             Ranches, Montana
                             and Wyoming

                             Yellowstone Center            Board Member
                             for Mountain Environments

Thomas W. Langfitt, M.D.     Management Department,        Senior Fellow
                             The Wharton School of
                             the University of
                             Pennsylvania

                             New York Life Insurance       Board Member
                             Company

                             Committee on Automotive       Chairman
                             Safety, General Motors
                             Corporation

                             University of Pennsylvania    Board Member
                             Medical Center Trustee Board

                             Institute of Medicine         Member
                             of the National Academy
                             of Sciences

                             Sun Company                   Former Board
                                                           Member

                             SmithKline Beecham            Former Board
                             Corporation                   Member

                             Princeton University          Former Member,
                                                           Board of Trustees

                             Harvard Medical               Former Member,
                                                           Board of Overseers

                             The American Philosophical    Former Secretary
                             Society

Arthur E. Pew, III           Burlington Northern Railroad  Retired Director
                                                           of Administration,
                                                           Purchasing & Material
                                                           Management Department

                             Minnesota Transportation      Board Member
                             Museum

                             Museum of Transportation      Chairman of the
                             Development Corporation,      Board
                             St. Paul

                              Name and Principal
Name and Position             Business Address             Connection with
with Investment Adviser       of other Company             other Company
------------------------     --------------------          ------------------

J. Howard Pew, II            None                          None

J.N. Pew, III                None                          None

J.N. Pew, IV, M.D.           Private Practice              None
                             of Internal Medicine

R. Anderson Pew              Radnor Corp., a Sun           Retired Chief
                             Company subsidiary            Executive Officer

                             Bryn Mawr College             Vice Chairman

                             Children's Hospital of        Vice Chairman of
                             Philadelphia                  the Board of Trustees

                             Alex. Brown Advisory &        Chairman of the Audit
                             Trust Company, Baltimore      Committee

                             Development Committee,        Trustee & Chairman
                             Curtis Institute of
                             Music, Philadelphia

                             AOPA (a private pilot's       Chairman
                             association)

Ethel Benson Wister          None                          None



             (b) Sub-Investment Advisor - Pictet International Management
Limited

             Pictet International Management Limited (the "Sub-Advisor") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank, which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by seven partners. The Sub-Advisor, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

             The list required by this Item 28 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15143).


Item 29.     Principal Underwriters

             (a) In addition to The Glenmede Fund, Inc., Armata Financial Corp. ("Armata") currently acts as distributor for The Glenmede Portfolios, Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc. and North American Government Bond Fund, Inc. Armata is registered with the Securities and
Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Armata is a subsidiary of Alex. Brown & Sons Incorporated ("Alex. Brown"). Alex. Brown is a registered broker-dealer and a member of the New York Stock Exchange.

             (b)

             Name and Principal          Offices with               Offices with
             Business Address            Armata                     Registrant
            --------------------        --------------             -------------
             Jack S. Griswold            Chairman and               None
                                         Director

             F. Barton Harvey, Jr.       Director                   None

             John M. Prugh               President and              None
                                         Director

             E. Robert Kent              Director                   None

             Peter E. Bancroft           Secretary                  None

             Timothy M. Gisriel          Treasurer                  None

             (c) Not Applicable.


Item 30.     Location of Accounts and Records

             All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

                   The Glenmede Trust Company
                   One Liberty Place
                   1650 Market Street, Suite 1200
                   Philadelphia, Pennsylvania 19103
                   (records relating to its function as investment advisor)

                   Pictet International Management Limited
                   Cutlers Garden
                   5 Devonshire Square
                   London, United Kingdom EC2M 4LD
                   (records relating to its function as sub-investment advisor of Emerging Market Portfolio)

                   The Chase Manhattan Bank, N.A.
                   One Chase Manhattan Plaza
                   New York, New York 10081
                   (records relating to its function as custodian)

                   Investment Company Capital Corp.
                   One South Street
                   Baltimore, Maryland 21202
                   (records relating to its functions as administrator, transfer agent and dividend disbursing agent)

                   Armata Financial Corp.
                   One South Street
                   Baltimore, Maryland 21202
                   (records relating to its functions as distributor)

                   Drinker Biddle & Reath LLP
                   Philadelphia National Bank Building
                   1345 Chestnut Street
                   Philadelphia, Pennsylvania  19107-3496
                   (Registrant's minute books)

Item 31.     Management Services

             Not applicable.


Item 32.     Undertakings.

             (a) Registrant undertakes to comply with the provisions of Section
                 16(c) of the 1940 Act in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of directors, and the Registrant will assist in shareholder communications as required by
                 Section 16(c) of the Act.

             (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

             Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Glenmede Fund, Inc. has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 6th day of June, 1997.

                                                      THE GLENMEDE FUND, INC.

                                                      By * John W. Church, Jr.
                                                        ------------------------
                                                         John W. Church, Jr.
                                                         Chairman and Chief
                                                         Executive Officer

             Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 21 to the Registration Statement of The Glenmede Fund, Inc. has been signed by the following persons in the capacities and on the date indicated.

         Signature                  Title                     Date
        -----------                ---------                 ------

* John W. Church, Jr.               Chairman,                 June 6, 1997
--------------------------          Chief Executive
John W. Church, Jr.                 Officer



* H. Franklin Allen, Ph.D.          Director                  June 6, 1997
--------------------------
H. Franklin Allen, Ph.D.


* Willard S. Boothby, Jr.           Director                  June 6, 1997
--------------------------
Willard S. Boothby, Jr.


* Francis J. Palamara               Director                  June 6, 1997
--------------------------
Francis J. Palamara


* G. Thompson Pew, Jr.              Director                  June 6, 1997
--------------------------
G. Thompson Pew, Jr.


/s/ Joseph A. Finelli                 Treasurer                 June 6, 1997
--------------------------
Joseph A. Finelli


*By: /s/ Michael P. Malloy
     ------------------------------------------
         Michael P. Malloy, Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit


 1(h)    Articles of Amendment dated February 26, 1997 to Articles of
         Incorporation.

 6(b) Form of Distribution Agreement between Registrant and Alex. Brown & Sons Incorporated relating to Class A Shares of the Institutional International Portfolio.

 9(b) Form of Fee Schedule for Services Provided to Registrant for Class A Shares of the Institutional International Portfolio pursuant to the Master Services Agreement and the Appendices Thereto.

 11      Consent of Drinker Biddle & Reath LLP.

 13(e) Form of Purchase Agreement between Registrant and Alex. Brown & Sons Incorporated relating to Class A Shares of the Institutional International Portfolio.

 15 Form of Distribution Plan between Registrant and Alex. Brown & Sons Incorporated relating to Class A Shares of the Institutional International Portfolio.